Right of use assets and lease liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Expenses relating to short-term leases	$ 152
Expenses relating to low-value assets leases		$ 131	$ 201